Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,932,000
Previously Paid Amount	0.00
Total Fee Amount	957.31
Total Offset Amount	0.00
Net Fee	957.31
Narrative - Max Aggregate Offering Price	$ 6,932,000
Final Prospectus	true